Submission	Sep. 30, 2026
Submission [Line Items]
Central Index Key	0001469443
Registrant Name	Arcadia Biosciences, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES